Document and Entity Information	Nov. 10, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Atara Biotherapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36548
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	1280 Rancho Conejo Blvd
Entity Address, City or Town	Thousand Oaks
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	805
Local Phone Number	623-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001604464
Amendment Flag	false